Long-Term Debt	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 13: — LONG-TERM DEBT

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%.  The mortgage was for an original term of 15 years, bearing interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90.  The mortgage and interest rate swap were fully repaid in December 2015.  As of March 31, 2017, the Company does not have any long-term debt.